UNITED STATES
                       SECURITES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------

Check here if Amendment [_]; Amendment Number:
                                               --------------
This Amendment (Check only one): [_]  is a restatement.
                                 [_]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Lazard Freres Gestion S.A.S
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Address:  11, rue d'Argenson
          ---------------------------------
          75008 Paris, France
          ---------------------------------

Form 13F File Number:  28-13010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:   Mr. Joseph Assemat-Tessandier
        -------------------------------------------------
Title:  Associe-gerant
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Phone:  011 33 1 44 13 04 44
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Signature, Place and Date of Signing:

/s/ Joseph Assemat-Tessandier      Paris, France             11/18/2008
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[Signature]                        [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
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Report Summary:


Number of Other Included Managers:           0
                                            ---


Form 13F Information Table Entry Total:      1
                                            ---


Form 13F Information Table Value Total:     78,374 (thousands)
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List of Other Included Managers:

No.   13F File Number   Name

---   ---------------   --------------------------------

                           FORM 13F INFORMATION TABLE


                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
UNITED TECHNOLOGIES CORP       COM              913017109    78374  1328500 SH       Sole                                    1328500